Financial Highlights (Schedule Of Weighted Average Number Of Units For Each Series) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital Unit [Line Items]
Brokerage Fee, Percentage Fee	7.00%
Series 1 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	98,824.588	126,667.456	150,460.406
Weighted average number of units, Date of initial issuance	Jul. 23, 2001
Series 2 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series			6.797
Weighted average number of units, Date of initial issuance	Apr. 01, 2010
Series 3 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	19,497.621	19,980.130	17,465.839
Weighted average number of units, Date of initial issuance	Sep. 01, 2009
Series 4 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	3,950.649	3,557.837	3,238.290
Weighted average number of units, Date of initial issuance	Nov. 01, 2010
Series 5 Unitholders [Member]
Capital Unit [Line Items]
Weighted average number of units for each Series	1,466.136	342.762
Weighted average number of units, Date of initial issuance	Apr. 01, 2018